Income Taxes - Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Total deferred tax assets	$ 43,718,000	$ 26,512,000
Valuation Allowance	(41,473,000)	(24,037,000)
Deferred tax asset, net of allowance			$ 1,900,000
GRAF INDUSTRIAL CORP.
Deferred tax assets:
Startup/Organizational Costs	166,790	37,594
Total deferred tax assets	166,790	37,594
Valuation Allowance	(166,790)	(37,594)
Deferred tax asset, net of allowance	$ 0	$ 0